FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ 24,890	R$ 21,970	R$ (111,499)
Cash transactions
Proceeds/(Repayment) from financing activities	102	2,721	139,556
Non cash transactions
Interest expense on loans and Interest on loans with related parties		199	(6,089)
Exchange variation and others			2
End of year	24,992	24,890	21,970
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	1,030,643	918,365	856,474
Cash transactions
Proceeds/(Repayment) from financing activities	(388,202)	(310,226)	(275,944)
Interest paid on loans and financing	(127,787)	(88,370)	(68,699)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	127,787	88,370	68,699
Exchange variation and others	635,161	422,504	337,835
End of year	1,277,602	1,030,643	918,365
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	12,623,174	14,036,447	17,516,322
Cash transactions
Proceeds/(Repayment) from financing activities	(1,054,000)	(937,815)	(4,506,918)
Interest paid on loans and financing	(858,301)	(968,851)	(1,100,826)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	840,069	964,607	1,059,841
Exchange variation and others	(637,752)	(471,214)	1,068,028
End of year	R$ 10,913,190	R$ 12,623,174	R$ 14,036,447